                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-10273

Morgan Stanley International Value Equity Fund
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
         (Address of principal executive offices)                     (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: August 31, 2007

Date of reporting period: November 30, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY INTERNATIONAL VALUE EQUITY FUND
Portfolio of Investments November 30, 2006 (unaudited)

    NUMBER OF
     SHARES                                                                                                     VALUE
-------------------------------------------------------------------------------------------------------------------------------

                         COMMON STOCKS (95.7%)
                         AUSTRALIA (1.7%)
                         BEVERAGES: ALCOHOLIC
    2,057,494            Foster's Group Ltd.                                                                       $10,856,167
                                                                                                       ------------------------

                         CHEMICALS: MAJOR DIVERSIFIED
      162,578            Orica Ltd.                                                                                  3,077,406
                                                                                                       ------------------------

                         STEEL
      158,194            BlueScope Steel Ltd.                                                                          998,141
                                                                                                       ------------------------

                         TOTAL AUSTRALIA                                                                            14,931,714
                                                                                                       ------------------------

                         AUSTRIA (1.1%)
                         MAJOR TELECOMMUNICATIONS
      338,454            Telekom Austria AG                                                                          8,966,323
                                                                                                       ------------------------

                         BELGIUM (2.0%)
                         FINANCIAL CONGLOMERATES
      235,661            Fortis                                                                                      9,608,179
                                                                                                       ------------------------

                         MAJOR BANKS
       66,181            KBC Groep NV                                                                                7,447,002
                                                                                                       ------------------------

                         TOTAL BELGIUM                                                                              17,055,181
                                                                                                       ------------------------

                         CANADA (0.3%)
                         OIL & GAS PRODUCTION
       45,832            EnCana Corp.                                                                                2,383,344
                                                                                                       ------------------------

                         FRANCE (6.9%)
                         CONSTRUCTION MATERIALS
       41,974            Lafarge S.A.                                                                                6,099,184
                                                                                                       ------------------------

                         INTEGRATED OIL
      269,752            Total S.A.                                                                                 19,134,138
                                                                                                       ------------------------

                         MAJOR BANKS
       94,274            BNP Paribas                                                                                10,158,609
                                                                                                       ------------------------

                         MAJOR TELECOMMUNICATIONS
      195,533            France Telecom S.A.                                                                         5,076,459
                                                                                                       ------------------------

                         MOTOR VEHICLES
       81,120            Renault S.A.                                                                                9,724,365
                                                                                                       ------------------------

                         PHARMACEUTICALS: MAJOR
       96,970            Sanofi-Aventis                                                                              8,516,000
                                                                                                       ------------------------

                         TOTAL FRANCE                                                                               58,708,755
                                                                                                       ------------------------

                         GERMANY (4.9%)
                         CHEMICALS: MAJOR DIVERSIFIED
      167,378            Bayer AG                                                                                    8,631,127
                                                                                                       ------------------------

                         ELECTRIC UTILITIES
      150,245            RWE AG                                                                                     17,037,634
                                                                                                       ------------------------

                         INDUSTRIAL CONGLOMERATES
       66,198            Siemens AG (Registered Shares)                                                              6,301,984
                                                                                                       ------------------------

                         MOTOR VEHICLES
      170,902            Bayerische Motoren Werke (BMW) AG                                                           9,430,857
                                                                                                       ------------------------

                         TOTAL GERMANY                                                                              41,401,602
                                                                                                       ------------------------

                         GREECE (0.8%)
                         CASINO/GAMING
      186,320            Greek Organisation of Football Prognostics S.A.                                             7,009,105
                                                                                                       ------------------------

                         IRELAND (0.6%)
                         CONSTRUCTION MATERIALS
      138,776            CRH PLC                                                                                     5,229,756
                                                                                                       ------------------------

                         ITALY (1.5%)
                         INTEGRATED OIL
      391,856            ENI SpA*                                                                                   12,830,977
                                                                                                       ------------------------

                         JAPAN (19.9%)
                         ADVERTISING/MARKETING SERVICES
       89,900            Asatsu - DK Inc.                                                                            2,818,596
                                                                                                       ------------------------

                         CHEMICALS: SPECIALTY
      141,700            JSR Corp.                                                                                   3,549,231
      254,000            Taiyo Nippon Sanso Corp.                                                                    2,265,633
                                                                                                       ------------------------
                                                                                                                     5,814,864
                                                                                                       ------------------------
                         COMMERCIAL PRINTING/FORMS
      713,000            Dai Nippon Printing Co., Ltd.                                                              10,690,689
                                                                                                       ------------------------

                         ELECTRIC UTILITIES
      175,100            Kansai Electric Power Co., Inc. (The)                                                       4,370,694
                                                                                                       ------------------------

                         ELECTRONIC EQUIPMENT/INSTRUMENTS
      228,700            Canon Inc.                                                                                 12,088,824
    1,734,000            Mitsubishi Electric Corp.                                                                  15,770,445
      187,600            Omron Corp.                                                                                 5,055,381
                                                                                                       ------------------------
                                                                                                                    32,914,650
                                                                                                       ------------------------
                         FINANCE/RENTAL/LEASING
       36,690            Takefuji Corp.                                                                              1,467,220
                                                                                                       ------------------------

                         GAS DISTRIBUTORS
    1,147,000            Osaka Gas Co., Ltd.                                                                         4,131,103
                                                                                                       ------------------------

                         HOUSEHOLD/PERSONAL CARE
      635,000            Kao Corp.                                                                                  17,111,764
                                                                                                       ------------------------

                         INDUSTRIAL SPECIALTIES
       84,200            Nitto Denko Corp.                                                                           4,064,853
                                                                                                       ------------------------

                         LIFE/HEALTH INSURANCE
      139,650            T&D Holdings, Inc.                                                                         10,167,987
                                                                                                       ------------------------

                         MAJOR BANKS
    1,936,000            Shinsei Bank, Ltd.                                                                         11,470,859
        1,255            Sumitomo Mitsui Financial Group, Inc.                                                      13,208,731
                                                                                                       ------------------------
                                                                                                                    24,679,590
                                                                                                       ------------------------
                         MOVIES/ENTERTAINMENT
      112,300            Oriental Land Co., Ltd.                                                                     5,906,953
                                                                                                       ------------------------

                         PHARMACEUTICALS: OTHER
      213,400            Astellas Pharma Inc.                                                                        9,326,343
                                                                                                       ------------------------

                         PROPERTY - CASUALTY INSURERS
      743,000            Mitsui Sumitomo Insurance Co., Ltd.                                                         9,163,966
                                                                                                       ------------------------

                         RAILROADS
        1,264            Central Japan Railway Co.                                                                  13,646,571
                                                                                                       ------------------------

                         RECREATIONAL PRODUCTS
      193,900            Sega Sammy Holdings Inc.                                                                    4,881,832
                                                                                                       ------------------------

                         WIRELESS TELECOMMUNICATIONS
        5,670            NTT DoCoMo, Inc.                                                                            8,668,077
                                                                                                       ------------------------

                         TOTAL JAPAN                                                                               169,825,752
                                                                                                       ------------------------

                         NETHERLANDS (8.3%)
                         FINANCIAL CONGLOMERATES
      150,293            ING Groep NV                                                                                6,408,324
                                                                                                       ------------------------

                         FOOD: MAJOR DIVERSIFIED
      934,494            Unilever NV                                                                                24,669,967
                                                                                                       ------------------------

                         FOOD: SPECIALTY/CANDY
      158,035            CSM NV                                                                                      5,869,702
                                                                                                       ------------------------

                         INDUSTRIAL SPECIALTIES
      115,318            Akzo Nobel NV                                                                               6,612,557
                                                                                                       ------------------------

                         INTEGRATED OIL
      349,458            Royal Dutch Shell PLC (Class A)                                                            12,340,702
                                                                                                       ------------------------

                         MAJOR BANKS
      242,895            ABN AMRO Holding NV                                                                         7,306,686
                                                                                                       ------------------------

                         STEEL
      191,929            Mittal Steel Co. NV                                                                         7,906,527
                                                                                                       ------------------------

                         TOTAL NETHERLANDS                                                                          71,114,465
                                                                                                       ------------------------

                         NORWAY (0.6%)
                         INDUSTRIAL CONGLOMERATES
       95,150            Norsk Hydro ASA                                                                             2,356,231
                                                                                                       ------------------------

                         INTEGRATED OIL
       87,750            Statoil ASA                                                                                 2,436,590
                                                                                                       ------------------------

                         TOTAL NORWAY                                                                                4,792,821
                                                                                                       ------------------------

                         SINGAPORE (0.8%)
                         REGIONAL BANKS
      560,000            United Overseas Bank Ltd.                                                                   6,767,152
                                                                                                       ------------------------

                         SOUTH  KOREA (1.0%)
                         SEMICONDUCTORS
       24,972            Samsung Electronics Co., Ltd. (GDR) - 144A**                                                8,540,424
                                                                                                       ------------------------

                         SPAIN (1.7%)
                         MAJOR BANKS
      264,975            Banco Bilbao Vizcaya Argentaria, S.A.                                                       6,405,492
                                                                                                       ------------------------

                         MAJOR TELECOMMUNICATIONS
      383,927            Telefonica S.A.                                                                             7,775,725
                                                                                                       ------------------------

                         TOTAL SPAIN                                                                                14,181,217
                                                                                                       ------------------------

                         SWEDEN (2.7%)
                         METAL FABRICATIONS
      327,617            SKF AB (B Shares)                                                                           5,352,438
                                                                                                       ------------------------

                         TELECOMMUNICATION EQUIPMENT
    4,570,345            Telefonaktiebolaget LM Ericsson (B Shares)                                                 17,666,969
                                                                                                       ------------------------

                         TOTAL SWEDEN                                                                               23,019,407
                                                                                                       ------------------------

                         SWITZERLAND (7.9%)
                         CONSTRUCTION MATERIALS
      230,652            Holcim Ltd.                                                                                20,691,888
                                                                                                       ------------------------

                         FINANCIAL CONGLOMERATES
      104,165            UBS AG                                                                                      6,263,113
                                                                                                       ------------------------

                         FOOD: MAJOR DIVERSIFIED
       75,621            Nestle S.A.                                                                                26,694,219
                                                                                                       ------------------------

                         PHARMACEUTICALS: MAJOR
      241,422            Novartis AG                                                                                14,072,709
                                                                                                       ------------------------

                         TOTAL SWITZERLAND                                                                          67,721,929
                                                                                                       ------------------------

                         UNITED  KINGDOM (33.0%)
                         AEROSPACE & DEFENSE
      536,756            Rolls-Royce Group PLC                                                                       4,497,598
   19,303,796            Rolls-Royce Group PLC (B Shares)                                                               37,947
                                                                                                       ------------------------
                                                                                                                     4,535,545
                                                                                                       ------------------------
                         APPAREL/FOOTWEAR
      125,164            Burberry Group PLC                                                                          1,481,205
                                                                                                       ------------------------

                         CASINO/GAMING
      636,158            Ladbrokes PLC                                                                               5,042,881
                                                                                                       ------------------------

                         CONSTRUCTION MATERIALS
      208,881            Hanson PLC                                                                                  2,993,407
                                                                                                       ------------------------

                         ELECTRIC UTILITIES
      569,390            Drax Group PLC                                                                              9,049,596
      673,980            National Grid PLC                                                                           9,108,755
      171,997            Scottish & Southern Energy PLC                                                              4,919,525
    1,396,909            Scottish Power PLC                                                                         20,732,630
                                                                                                       ------------------------
                                                                                                                    43,810,506
                                                                                                       ------------------------
                         FOOD: SPECIALTY/CANDY
    2,425,459            Cadbury Schweppes PLC                                                                      24,960,309
                                                                                                       ------------------------

                         HOTELS/RESORTS/CRUISELINES
      554,141            InterContinental Hotels Group PLC                                                          11,094,830
                                                                                                       ------------------------

                         HOUSEHOLD/PERSONAL CARE
      355,206            Reckitt Benckiser PLC                                                                      15,794,731
                                                                                                       ------------------------

                         INDUSTRIAL CONGLOMERATES
      450,813            Smiths Group PLC                                                                            8,050,034
                                                                                                       ------------------------

                         INTEGRATED OIL
    1,222,617            BP PLC                                                                                     13,795,634
                                                                                                       ------------------------

                         MAJOR BANKS
      669,563            HSBC Holdings PLC                                                                          12,346,209
      470,438            Royal Bank of Scotland Group PLC                                                           17,034,577
                                                                                                       ------------------------
                                                                                                                    29,380,786
                                                                                                       ------------------------
                         OTHER METALS/MINERALS
      554,173            BHP Billiton PLC                                                                           10,512,645
                                                                                                       ------------------------

                         PERSONNEL SERVICES
    5,008,413            Hays PLC                                                                                   14,743,694
                                                                                                       ------------------------

                         PHARMACEUTICALS: MAJOR
      183,977            AstraZeneca PLC                                                                            10,669,029
      299,053            GlaxoSmithKline PLC                                                                         7,942,237
                                                                                                       ------------------------
                                                                                                                    18,611,266
                                                                                                       ------------------------
                         PUBLISHING: BOOKS/MAGAZINES
      734,530            Reed Elsevier PLC                                                                           8,028,301
                                                                                                       ------------------------

                         PUBLISHING: NEWSPAPERS
      421,481            Johnston Press PLC                                                                          3,397,044
                                                                                                       ------------------------

                         REGIONAL BANKS
      127,534            Northern Rock PLC                                                                           2,845,517
                                                                                                       ------------------------

                         TOBACCO
      772,962            British American Tobacco PLC                                                               21,865,442
      822,215            Imperial Tobacco Group PLC                                                                 30,208,839
                                                                                                       ------------------------
                                                                                                                    52,074,281
                                                                                                       ------------------------
                         WIRELESS TELECOMMUNICATIONS
    3,919,660            Vodafone Group PLC                                                                         10,363,585
                                                                                                       ------------------------

                         TOTAL UNITED  KINGDOM                                                                     281,516,201
                                                                                                       ------------------------

                         TOTAL COMMON STOCKS
                         (Cost $653,498,959)                                                                       815,996,125
                                                                                                       ------------------------

                         PREFERRED STOCK (1.4%)
                         GERMANY
                         MOTOR VEHICLES
       10,092            Porsche AG (Cost $7,254,744)                                                               11,710,649
                                                                                                       ------------------------

    PRINCIPAL
    AMOUNT IN
    THOUSANDS
------------------

                         SHORT-TERM INVESTMENT (2.3%)
                         RREPURCHASE AGREEMENT
      $19,803            Joint repurchase agreement account 5.30% due 12/01/06
                           (dated 11/30/06; proceeds $19,805,915) (a)
                             (Cost $19,803,000)                                                                     19,803,000
                                                                                                       ------------------------

                         TOTAL INVESTMENTS
                            (Cost $680,556,703) (b) (c)                                        99.4%              847,509,774

                         OTHER ASSETS IN EXCESS OF LIABILITIES                                  0.6                  5,313,939
                                                                                --------------------   ------------------------

                         NET ASSETS                                                           100.0%             $852,823,713
                                                                                ====================   ========================

--------------------------
       GDR      Global Depositary Receipt.
        *       Non-income producing security.
       **       Resale is restricted to qualified institutional investors.
       (a)      Collateralized by federal agency and U.S. Treasury obligations.
       (b)      Securities have been designated as collateral in an amount equal to $12,855,847
                in connection with open forward foreign currency contracts.
       (c)      The aggregate cost for federal income tax purposes
                approximates the aggregate cost for book purposes. The
                aggregate gross unrealized appreciation is $177,734,672 and the aggregate gross unrealized depreciation is $10,781,601, resulting in net unrealized appreciation of $166,953,071.

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT NOVEMBER 30, 2006:

                                                                                                                 UNREALIZED
      CONTRACTS TO                                IN EXCHANGE                        DELIVERY                   APPRECIATION
     DELIVER                                          FOR                              DATE                    (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------------------------

$          759,836                      GBP            389,959                       12/01/06                       $6,746
$          707,476                      JPY         82,229,969                       12/01/06                        2,750
GBP  1,477,008,304                      JPY          6,700,000                       01/24/07                     (319,256)
                                                                                                       ------------------------

                         Net Unrealized Depreciation .........................................                   $(309,760)
                                                                                                       ========================

Currency Abbreviations:
-------------------------
GBP               British Pound.
JPY               Japanese Yen.

MORGAN STANLEY INTERNATIONAL VALUE EQUITY FUND
SUMMARY OF INVESTMENTS [ ] NOVEMBER 30, 2006 (UNAUDITED)

                                                                                                           PERCENT OF
                           INDUSTRY                                                  VALUE                 NET ASSETS
------------------------------------------------------------------------------------------------------------------------

Major Banks                                                                        $85,378,165                   10.0%
Electric Utilities                                                                  65,218,834                    7.6
Integrated Oil                                                                      60,538,041                    7.1
Tobacco                                                                             52,074,281                    6.1
Food: Major Diversified                                                             51,364,186                    6.0
Pharmaceuticals: Major                                                              41,199,975                    4.8
Construction Materials                                                              35,014,235                    4.1
Electronic Equipment/Instruments                                                    32,914,650                    3.9
Household/Personal Care                                                             32,906,495                    3.9
Motor Vehicles                                                                      30,865,871                    3.6
Food: Specialty/Candy                                                               30,830,011                    3.6
Financial Conglomerates                                                             22,279,616                    2.6
Major Telecommunications                                                            21,818,507                    2.6
Repurchase Agreement                                                                19,803,000                    2.3
Wireless Telecommunications                                                         19,031,662                    2.2
Telecommunication Equipment                                                         17,666,969                    2.1
Industrial Conglomerates                                                            16,708,249                    2.0
Personnel Services                                                                  14,743,694                    1.7
Railroads                                                                           13,646,571                    1.6
Casino/Gaming                                                                       12,051,986                    1.4
Chemicals: Major Diversified                                                        11,708,533                    1.4
Hotels/Resorts/Cruiselines                                                          11,094,830                    1.3
Beverages: Alcoholic                                                                10,856,167                    1.3
Commercial Printing/Forms                                                           10,690,689                    1.3
Industrial Specialties                                                              10,677,410                    1.2
Other Metals/Minerals                                                               10,512,645                    1.2
Life/Health Insurance                                                               10,167,987                    1.2
Regional Banks                                                                       9,612,669                    1.2
Pharmaceuticals: Other                                                               9,326,343                    1.1
Property - Casualty Insurers                                                         9,163,966                    1.1
Steel                                                                                8,904,668                    1.0
Semiconductors                                                                       8,540,424                    1.0
Publishing: Books/Magazines                                                          8,028,301                    0.9
Movies/Entertainment                                                                 5,906,953                    0.7
Chemicals: Specialty                                                                 5,814,864                    0.7
Metal Fabrications                                                                   5,352,438                    0.6
Recreational Products                                                                4,881,832                    0.6
Aerospace & Defense                                                                  4,535,545                    0.5
Gas Distributors                                                                     4,131,103                    0.5
Publishing: Newspapers                                                               3,397,044                    0.4
Advertising/Marketing Services                                                       2,818,596                    0.3
Oil & Gas Production                                                                 2,383,344                    0.3
Apparel/Footwear                                                                     1,481,205                    0.2
Finance/Rental/Leasing                                                               1,467,220                    0.2
                                                                              -----------------                  ----
                                                                                  $847,509,774 *                 99.4%
                                                                              =================                  ====

----------------------
*    Does not include open forward foreign currency contracts with net unrealized depreciation of $309,760.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                       2

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley International Value Equity Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
January 18, 2007

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
January 18, 2007

/s/ Francis Smith
Francis Smith
Principal Financial Officer
January 18, 2007

                                       3

                                                                    EXHIBIT 3 A1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

I, Ronald E. Robison, certify that:

1.   I have reviewed this report on Form N-Q of Morgan Stanley International
     Value Equity Fund;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.   The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b)  Omitted;

     (c)  Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d)  Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: January 18, 2007
                                                   /s/ Ronald E. Robison
                                                   Ronald E. Robison
                                                   Principal Executive Officer

                                       4

                                                                    EXHIBIT 3 A2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

I, Francis Smith, certify that:

1.   I have reviewed this report on Form N-Q of Morgan Stanley International
     Value Equity Fund;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.   The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b)  Omitted;

     (c)  Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d)  Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: January 18, 2007
                                                    /s/ Francis Smith
                                                    Francis Smith
                                                    Principal Financial Officer

                                       5